                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2005
                                               -------------------

Check here if Amendment [   ]; Amendment Number:  __
This Amendment (Check only one.):       [   ]   is a restatement.
                                        [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners LLC
Address: 56 Mason Street
         Greenwich, Connecticut  06830

Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck II
Title:   Managing Member
Phone:   (203) 629-7500

Signature, Place, and Date of Signing:

    /s/ James E. Buck II                 Greenwich, Connecticut   May 13, 2005
------------------------------------     ----------------------   ------------
             [Signature]                      [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, pand all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                 -----------

Form 13F Information Table Entry Total:              24
                                                 -----------

Form 13F Information Table Value Total:          $   115,190
                                                 -----------
                                                 (thousands)


INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.


List of Other Included Managers:

None

-------------------------------------------------------------------------------------------------------------------------------
                                            FORM 13F INFORMATION TABLE
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
              COLUMN 1                   COLUMN 2         COLUMN 3       COLUMN 4            COLUMN 5            COLUMN 6
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                           VALUE   SHRS OR PRN  SH/    PUT/     INVESTMENT
           NAME OF ISSUER             TITLE OF CLASS      CUSIP           (X1000)     AMOUNT    PRN    CALL     DISCRETION
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
1.  ALAMOSA HLDGS INC                       COM           011589108          625         53554   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
2.  ASCENTIAL SOFTWARE CORP NEW            COM            04362P207         2578        139100   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
3.  BEVERLY ENTERPRISES INC COM             COM           087851309          310         25000   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
4.  BLOCKBUSTER INC CLASS A COM             COM           093679108          177         20000   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
5.  CORNERSTONE REALTY INCOME TR        REITS/RICS        21922V102         3168        319400   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
6.  CTI MOLECULAR                           COM           22943D105         4391        216630   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
7.  DREYERS GRAND ICE CREAM                 COM           261877104        39280        486320   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
8.  GENENCOR INTL COM STK closed 4/19       COM           368709101         3492        181575   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
9.  IMPAC MEDICAL SYSTEMS INCCOM
    closed 4/4                              COM           45255A104         5865        246124   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
10. INTER STEEL GRP                         COM           460377104          382          9667   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
11. KRAMONT REALTY TRUST REIT               COM           50075Q107         1129         48246   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
12. KRAMONT RLTY TR SR-B CUM CNV            COM           50075Q206         1673         50000   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
13. MANDALAY RESORT GROU P COM             PR FP          562567107        36740        521210   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
14. NEXTEL PARTNRS CL A COM STK             COM           65333F107          219         10000   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
15. NORANDA INC CAD NPV COM (USD)           COM           655422103         1517         75000   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------
16. RETEK INC COM STK                       COM           76128Q109         8203        731120   SH                 Sole
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------

------------------------------------------------------------------------------
              COLUMN 1                  COLUMN 7          COLUMN 8
------------------------------------------------------------------------------
                                                       VOTING AUTHORITY
------------------------------------------------------------------------------
                                         OTHER
           NAME OF ISSUER               MANAGERS   SOLE      SHARED      NONE
------------------------------------------------------------------------------

------------------------------------------------------------------------------
1.  ALAMOSA HLDGS INC                       0       53554         0          0
------------------------------------------------------------------------------
2.  ASCENTIAL SOFTWARE CORP NEW
                                            0      139100         0          0
------------------------------------------------------------------------------
3.  BEVERLY ENTERPRISES INC COM             0       25000         0          0
------------------------------------------------------------------------------
4.  BLOCKBUSTER INC CLASS A COM             0       20000         0          0
------------------------------------------------------------------------------
5.  CORNERSTONE REALTY INCOME TR            0      319400         0          0
------------------------------------------------------------------------------
6.  CTI MOLECULAR                           0      216630         0          0
------------------------------------------------------------------------------
7.  DREYERS GRAND ICE CREAM                 0      486320         0          0
------------------------------------------------------------------------------
8.  GENENCOR INTL COM STK closed 4/19       0      181575         0          0
------------------------------------------------------------------------------
9.  IMPAC MEDICAL SYSTEMS INCCOM
    closed 4/4                              0      246124         0          0
------------------------------------------------------------------------------
10. INTER STEEL GRP                         0        9667         0          0
------------------------------------------------------------------------------
11. KRAMONT REALTY TRUST REIT               0       48246         0          0
------------------------------------------------------------------------------
12. KRAMONT RLTY TR SR-B CUM CNV            0       50000         0          0
------------------------------------------------------------------------------
13. MANDALAY RESORT GROU P COM              0      521210         0          0
------------------------------------------------------------------------------
14. NEXTEL PARTNRS CL A COM STK             0       10000         0          0
------------------------------------------------------------------------------
15. NORANDA INC CAD NPV COM (USD)           0       75000         0          0
------------------------------------------------------------------------------
16. RETEK INC COM STK                       0      731120         0          0
------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                        FORM 13F INFORMATION TABLE
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
              COLUMN 1                   COLUMN 2         COLUMN 3       COLUMN 4            COLUMN 5            COLUMN 6
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                           VALUE   SHRS OR PRN  SH/    PUT/     INVESTMENT
           NAME OF ISSUER             TITLE OF CLASS      CUSIP           (X1000)     AMOUNT    PRN    CALL     DISCRETION
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
17. VERISITY LTD CASH MERGER                COM           M97385112          718         60200   SH                 Sole
-----------------------------------------------------------------------------------------------------------------------------
18. BLOCKBUSTER INC
    CLASS A COM                       OPTIONS-CALLS       0936790DB           88         10000   SH       CALL      Sole
-----------------------------------------------------------------------------------------------------------------------------
19. ELAN CORP PLC ADR
    (REPR 1 ORD)                      OPTIONS-CALLS       2841318AB           32         10000   SH       CALL      Sole
-----------------------------------------------------------------------------------------------------------------------------
20. MOVIE GALLERY INC COM             OPTIONS-PUTS        6245810QE          574         20000   SH       PUT       Sole
-----------------------------------------------------------------------------------------------------------------------------
21. NATIONAL-OILWELL INC COM          OPTIONS-CALLS       6370711EH         2335         50000   SH       CALL      Sole
-----------------------------------------------------------------------------------------------------------------------------
22. QUEST COMMUN INTL COM             OPTIONS-CALLS       7491212AA           93         25000   SH       CALL      Sole
-----------------------------------------------------------------------------------------------------------------------------
23. S & P DEPOSITORY
    RECEIPTS TR U                     OPTIONS-PUTS        78462F1PM          460          3900   SH       PUT       Sole
-----------------------------------------------------------------------------------------------------------------------------
24. UNITED STATES CELLULAR CORP       OPTIONS-CALLS       9116840EI         1141         25000   SH       CALL      Sole
                                                                                      --------
-----------------------------------------------------------------------------------------------------------------------------
                                                                                       115,190
                                                                                      ========
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                             FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------

-----------------------------------------------------------------------------
              COLUMN 1                 COLUMN 7          COLUMN 8
-----------------------------------------------------------------------------
                                                      VOTING AUTHORITY
-----------------------------------------------------------------------------
                                        OTHER
           NAME OF ISSUER              MANAGERS   SOLE      SHARED      NONE
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
17. VERISITY LTD CASH MERGER               0       60200         0          0
-----------------------------------------------------------------------------
18. BLOCKBUSTER INC
    CLASS A COM                            0       10000         0          0
-----------------------------------------------------------------------------
19. ELAN CORP PLC ADR
    (REPR 1 ORD)                           0       10000         0          0
-----------------------------------------------------------------------------
20. MOVIE GALLERY INC COM                  0       20000         0          0
-----------------------------------------------------------------------------
21. NATIONAL-OILWELL INC COM               0       50000         0          0
-----------------------------------------------------------------------------
22. QUEST COMMUN INTL COM                  0       25000         0          0
-----------------------------------------------------------------------------
23. S & P DEPOSITORY
    RECEIPTS TR U                          0        3900         0          0
-----------------------------------------------------------------------------
24. UNITED STATES CELLULAR CORP            0       25000         0          0

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------